Significant Accounting Policies - Schedule of Segment Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Segment revenue
Sales to external customers	¥ 913,333		¥ 786,068
Cost of revenue	(784,828)	$ (109,558)	(676,187)
Gross profit	¥ 128,505	$ 17,938	¥ 109,881
Gross profit %	14.10%	14.10%	14.00%
Vocational Education [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 17,235		¥ 32,875
Cost of revenue	(7,233)		(16,798)
Gross profit	¥ 10,002		¥ 16,077
Gross profit %	58.00%	58.00%	48.90%
HR Recruitment [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 9,123		¥ 12,243
Cost of revenue	(1,345)		(5,568)
Gross profit	¥ 7,778		¥ 6,675
Gross profit %	85.30%	85.30%	54.50%
Employee Management [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 847,790		¥ 683,138
Cost of revenue	(748,240)		(611,925)
Gross profit	¥ 99,550		¥ 71,213
Gross profit %	11.70%	11.70%	10.40%
Market Service [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 39,185		¥ 57,812
Cost of revenue	(28,010)		(41,896)
Gross profit	¥ 11,175		¥ 15,916
Gross profit %	28.50%	28.50%	27.50%